SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Disclosure of Operating Segments

FOR THE YEAR ENDED DECEMBER 31, 2024 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(1)
	Utilities	Transport	Midstream	Data	Corporate	Total
Revenues(2)	$2,667	$2,505	$1,667	$903	$—	$7,742	$(1,973)	$15,270	$21,039
Costs attributed to revenues(3)	(1,415)	(859)	(693)	(306)	—	(3,273)	580	(9,339)	(12,032)
General and administrative costs	—	—	—	—	(405)	(405)	—	—	(405)
Other (expense) income	(118)	(23)	(5)	2	198	54	59	(351)	(238)
Interest expense	(374)	(399)	(344)	(266)	(267)	(1,650)	393	(2,130)	(3,387)
FFO	760	1,224	625	333	(474)	2,468
Depreciation and amortization						(1,681)	468	(2,431)	(3,644)
Deferred taxes						57	(22)	289	324
Mark-to-market on hedging items and other						(453)	56	(16)	(413)
Share of earnings from associates						—	439	—	439
Net income attributable to non-controlling interest						—	—	(1,292)	(1,292)
Net income attributable to partnership(4)						$391	$—	$—	$391

FOR THE YEAR ENDED DECEMBER 31, 2023 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(1)
	Utilities	Transport	Midstream	Data	Corporate	Total
Revenues(2)	$2,655	$2,065	$1,736	$668	$—	$7,124	$(2,125)	$12,932	$17,931
Costs attributed to revenues(3)	(1,328)	(830)	(741)	(221)	—	(3,120)	783	(8,394)	(10,731)
General and administrative costs	—	—	—	—	(413)	(413)	—	—	(413)
Other (expense) income	(115)	(11)	(23)	—	186	37	47	(336)	(252)
Interest expense	(333)	(336)	(288)	(172)	(211)	(1,340)	372	(1,533)	(2,501)
FFO	879	888	684	275	(438)	2,288
Depreciation and amortization						(1,429)	477	(1,787)	(2,739)
Deferred taxes						(30)	(18)	43	(5)
Mark-to-market on hedging items and other						(397)	5	91	(301)
Share of earnings from associates						—	459	—	459
Net income attributable to non-controlling interest						—	—	(1,016)	(1,016)
Net income attributable to partnership(4)						$432	$—	$—	$432

FOR THE YEAR ENDED DECEMBER 31, 2022 US$ MILLIONS	Total attributable to Brookfield Infrastructure						Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(1)

	Utilities	Transport	Midstream	Data	Corporate	Total
Revenues(2)	$1,872	$1,855	$1,661	$586	$—	$5,974	$(2,470)	$10,923	$14,427
Costs attributed to revenues(3)	(771)	(773)	(724)	(241)	—	(2,509)	1,241	(7,084)	(8,352)
General and administrative costs	—	—	—	—	(433)	(433)	—	—	(433)
Other (expense) income	(86)	(6)	(3)	7	134	46	29	(313)	(238)
Interest expense	(276)	(282)	(191)	(113)	(129)	(991)	314	(1,178)	(1,855)
FFO	739	794	743	239	(428)	2,087
Depreciation and amortization						(1,282)	507	(1,383)	(2,158)
Deferred taxes						(113)	(15)	42	(86)
Mark-to-market on hedging items and other						(285)	382	(39)	58
Share of earnings from associates						—	12	—	12
Net income attributable to non-controlling interest						—	—	(968)	(968)
Net income attributable to partnership(4)						$407	$—	$—	$407

(1)The above table reconciles Brookfield Infrastructure’s share of results to our partnership’s Consolidated Statements of Operating Results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests.
(2)Revenues on a consolidated basis were $8,295 million (2023: $7,862 million, 2022: $5,238 million) from our utilities segment, $4,969 million (2023: $3,897 million, 2022: $3,533 million) from our transport segment, $4,352 million (2023: $4,205 million, 2022: $3,957 million) from our midstream segment and $3,423 million (2023: $1,967 million, 2022: $1,699 million) from our data segment.
(3)Costs attributed to revenues exclude depreciation and amortization expense. Refer to Note 24, Direct Operating Costs, for further details.
(4)Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP Units, non-controlling interests - BIPC exchangeable LP units and non-controlling interests - BIPC exchangeable shares and class A.2 exchangeable shares.
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment:

	Total Attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
AS AT DECEMBER 31, 2024 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Brookfield Infrastructure
Total assets	$8,911	$11,720	$9,658	$9,358	$(2,731)	$36,916	$(7,534)	$66,461	$8,747	$104,590

	Total Attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
AS AT DECEMBER 31, 2023 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Brookfield Infrastructure
Total assets	$9,035	$11,840	$9,918	$7,511	$(2,480)	$35,824	$(7,580)	$62,732	$9,808	$100,784

(1)The above table provides each segment’s assets in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented based on our partnership’s share of total assets, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment, respectively. The above table reconciles Brookfield Infrastructure’s share of total assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.

Revenue and Assets by Geographical Region
Substantially all of our partnership’s revenues are recognized over time as services are rendered. The following table disaggregates revenues by geographical region:

US$ MILLIONS	2024	2023	2022
United States	$5,098	$4,175	$2,840
Canada	4,763	4,611	4,438
India	2,518	1,945	1,878
United Kingdom	2,417	2,194	1,604
Brazil	1,416	1,522	1,538
Colombia	1,153	996	900
France	749	442	—
Australia	543	678	666
Germany	312	185	107
Other	2,070	1,183	456
	$21,039	$17,931	$14,427

US$ MILLIONS	2024	2023
Canada	$21,519	$23,114
United States	22,106	17,702
United Kingdom	11,902	11,535
India	11,816	9,669
Brazil	5,216	5,237
France	5,017	5,153
Australia	3,258	3,826
Switzerland	1,897	2,197
Singapore	2,092	1,687
Colombia	1,175	1,288
Other	8,985	11,397
	$94,983	$92,805